FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Narrative (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2022 CAD ($)	Dec. 21, 2021 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Disclosure of fair value measurement of equity [line items]
Liabilities	$ 69,049		$ 74,212
Maximum exposure to credit risk	171,799		235,949
Cash	68,515		55,365	$ 24,600
Working capital	166,338		234,349
Contractual capital expenditures	$ 15,797
Change in benchmark interest rates	1.00%
Laurentian | Weighted average cost of capital, measurement input
Disclosure of fair value measurement of equity [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 55
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Long-term borrowings
Disclosure of fair value measurement of equity [line items]
Fair value of long-term debt	$ 235		310
Contingent consideration | Edibles and Infusion Corporation
Disclosure of fair value measurement of equity [line items]
Liabilities	7,000		$ 9,038
Contingent consideration | Laurentian
Disclosure of fair value measurement of equity [line items]
Liabilities	$ 2,913	$ 6,996
Minimum | Edibles and Infusion Corporation | Probability of achieving milestones
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities	0		0.10
Maximum | Edibles and Infusion Corporation | Probability of achieving milestones
Disclosure of fair value measurement of equity [line items]
Significant unobservable input, liabilities	1		0.80